Redeemable Convertible Preferred and Class B Ordinary Shares - Summary of Change Balance of Series A Preferred Shares and Class B Ordinary Shares (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Temporary Equity [Line Items]
Beginning Balance	¥ 407,928,000	¥ 423,999,000	¥ 388,860,000
Accretion of preferred shares	6,563,000	8,834,000	8,221,000
Foreign exchange	19,667,000	(24,905,000)	26,918,000
Conversion of Series A Preferred Shares and ClassB Ordinary Shares to ordinary shares upon thecompletion of the IPO on September 25, 2018	(434,158,000)
Ending Balance		407,928,000	423,999,000
Series A Preferred Shares
Temporary Equity [Line Items]
Beginning Balance	151,045,000	151,279,000	133,573,000
Accretion of preferred shares	6,563,000	8,834,000	8,221,000
Foreign exchange	7,487,000	(9,068,000)	9,485,000
Conversion of Series A Preferred Shares and ClassB Ordinary Shares to ordinary shares upon thecompletion of the IPO on September 25, 2018	(165,095,000)
Ending Balance		151,045,000	151,279,000
Class B Ordinary Shares
Temporary Equity [Line Items]
Accretion of preferred shares	0	0	0
Founder | Class B Ordinary Shares
Temporary Equity [Line Items]
Beginning Balance	51,376,000	54,545,000	51,057,000
Foreign exchange	2,437,000	(3,169,000)	3,488,000
Conversion of Series A Preferred Shares and ClassB Ordinary Shares to ordinary shares upon thecompletion of the IPO on September 25, 2018	(53,813,000)
Ending Balance		51,376,000	54,545,000
Xiaomi Telecommunication Technology | Class B Ordinary Shares
Temporary Equity [Line Items]
Beginning Balance	205,507,000	218,175,000	204,230,000
Foreign exchange	9,743,000	(12,668,000)	13,945,000
Conversion of Series A Preferred Shares and ClassB Ordinary Shares to ordinary shares upon thecompletion of the IPO on September 25, 2018	¥ (215,250,000)
Ending Balance		¥ 205,507,000	¥ 218,175,000